INVENTORY, NET	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
INVENTORY, NET

NOTE 4 – INVENTORY, NET

Inventories consisted of the following:

	As of	As of
	December 31, 2015	December 31, 2014
Raw materials	$2,245,382	$1,479,313
Work-in-progress	819,423	998,769
Finished goods	10,523,395	12,553,796
Inventory valuation allowance	(94,515)	(96,802)
Total inventory	$13,493,685	$14,935,076